PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	¥ 93,735,092	$ 13,202,312	¥ (121,856,343)	¥ 334,174,702
Net cash provided by (used in) investing activities	216,310,708	30,466,726	397,891,899	(295,058,974)
Net cash provided by financing activities	(59,345,977)	(8,358,706)	(17,796,914)	6,246,384
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	8,913,200	1,255,398	30,043,572	(8,490,370)
Net increase in cash, cash equivalents and restricted cash	259,613,023	36,565,730	288,282,214	36,871,742
Cash, cash equivalents and restricted cash at the beginning of the year	720,627,170	101,498,214	432,344,956	395,473,214
Cash, cash equivalents and restricted cash at the end of the year	980,240,193	$ 138,063,944	720,627,170	432,344,956
Reportable Legal Entities | Parent Company
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities	14,392,402		(23,565,305)	25,839,822
Net cash provided by (used in) investing activities	133,818,900		(95,940,040)	16,132,750
Net cash provided by financing activities	654,023		2,203,086	6,246,384
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,034,789		21,972,182	(6,107,381)
Net increase in cash, cash equivalents and restricted cash	152,900,114		(95,330,077)	42,111,575
Cash, cash equivalents and restricted cash at the beginning of the year	188,580,274		283,910,351	241,798,776
Cash, cash equivalents and restricted cash at the end of the year	¥ 341,480,388		¥ 188,580,274	¥ 283,910,351